DUE TO RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DUE TO RELATED PARTIES
Schedule of Due to related parties
	March 31,	December 31,
	2022	2021
	(Unaudited)
Ms. Huang Li (4)	$61,804	$61,492
Mr. Yang Wang (3)	453,658	92,719
Mr. Jun Wang (2)	389,000	439,449
World Precision Medicine Technology Inc. (1)	670,000	670,000
Total	$1,574,462	$1,263,660

	December 31,	December 31,
	2021	2020
Ms. Huang Li (4)	$61,492	$-
Mr. Yang Wang (3)	92,719	91,951
Mr. Jun Wang (2)	439,449
World Precision Medicine Technology Inc. (1)	670,000	-
Total	$1,263,660	$91,951